Long-Term and Other Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Long-term and Other Short-term Obligations

The following table summarizes long-term and other short-term obligations:

(in thousands)	March 31, 2023	June 30, 2022
Note to a bank with interest at LIBOR (1.76%) at September 30, 2022 plus 1.75%; payable in quarterly installments of $1,180 principal with applicable interest; secured by specific assets of the Company. Extinguished and refinanced in December 2022.	-	76,792

Note to a bank with one month interest at SOFR (4.87%) at March 31, 2023 plus 2.35%; payable in quarterly installments of $1,454 principal with applicable interest; matures in December 2027; secured by specific assets of the Company.	143,986	-

Capital expenditures borrowings payable at LIBOR (0.50%) at September 30, 2022 plus 1.75%, payable in quarterly installments of $1,077 at September 30, 2022. Extinguished and refinanced in December 2022.	-	40,776

Capital expenditures borrowings payable at SOFR (4.87%) at March 31, 2023 plus 2.35%, payable in quarterly installments of $801 with draw expiring June 2027.	13,564	-

Equipment Term Loan payable at SOFR (4.87%) at March 31, 2023 plus 2.35%, payable in quarterly installments of $250 with draw expiring December 2026.	3,682	-

Note to a bank with interest fixed at 3.6%, payable in monthly installments of $60 principal with applicable interest; matures in April 2023.	60	593

Note to a bank with interest fixed at 2.75%, payable in monthly installments of $61 principal with applicable interest; matures in March 2024.	719	1,246

Note to a bank with interest fixed at 7.50%, payable in monthly installments of $61 principal with applicable interest; matures in April 2026.	1,972	-

Delayed Draw Term Loan ("DDTL") with interest at LIBOR (2.32%) at September 2022 plus 1.75%, payable in quarterly installments of $1,260 starting March 2022. Extinguished and refinanced in December 2022.	-	65,882

Delayed Draw Term Loan ("DDTL") with interest at SOFR (4.87%) at March 31, 2023 plus 2.35%, payable in quarterly installments of $818. Matures in December 2027.	29,000	-

Note to a bank with interest fixed at 11.84%, payable in monthly installments of $1 principal with applicable interest; matures in April 2029.	49	-
	193,032	185,289
Less current maturities	(191,580)	(14,909)
Less unamortized deferred financing costs	(1,452)	(1,285)
	$-	$169,095

The following table summarizes long-term and other short-term obligations:

	June 30,
(in thousands)	2022	2021
Note to a bank with interest at LIBOR (1.76%) at June 30, 2022 plus 1.75%; payable in quarterly installments of $1,180 principal with applicable interest; matures in September 2026; secured by specific assets of the Company. Loan amended April 2021. Quarterly payments of $1,066 reduced from $1,180 starting June 2021. Revised maturity date July 2026.	$76,792	$81,055

Capital expenditures borrowings payable at LIBOR plus 1.75%, payable in quarterly installments of $1,077, rolled into capital expenditures payable at Alternate Base Rate (ABR) (3.25% at June 30, 2021) plus 0.75%. At July 26, 2021 Bank of the West converted capital expenditures payable back to Libor (0.50%) plus 1.75% to align with Company Swaps with draw expiring July, 2026.	40,776	45,084

Note to a bank with interest fixed at 3.6%, payable in monthly installments of $60 principal with applicable interest; matures in April 2023.	593	1,227

Note to a bank with interest fixed at 2.75%, payable in monthly installments of $61 principal with applicable interest; matures in March 2024.	1,246	1,876

Delayed Draw Term Loan ("DDTL") with interest at LIBOR (2.32%) at June 2022 plus 1.75%, payable in quarterly installments of $1,260 starting March 2022. Matures in July 2024.	65,882	29,250

DDTL with ABR (4.00% at December 2021). Matures in July 2024. Interest only through draw period. No interest payments in fiscal year 2021 (Consolidated into the DDTL above in fiscal 2022).	-	37,892

Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022; paid April 7, 2022.	-	2,917

Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022; paid April 7, 2022.	-	2,917

Short term unsecured promissory note; principal and interest payable upon maturity with interest at 1.06%; matured December 31, 2021, paid January 3, 2022.	-	5,834
	185,289	208,052
Less current maturities	(14,909)	(22,964)
Less unamortized deferred financing costs	(1,285)	(1,547)
	$169,095	$183,541

The following table summarizes long-term and other short-term obligations as of June 30, 2021 and 2020:

	June 30,
(in thousands)	2021	2020
Secured subordinate convertible promissory note; payable in annual installments of $4,750,000 with interest at the prime rate; matures in January 2022; secured by the assets of the Company; subordinated to the loan and security agreement	$-	$9,500

Unsecured promissory note; payable in annual installments of $875,000 with interest at the prime rate plus 1.00%; paid in full in January 2021; subordinated to line of credit	-	875

Note to a bank with interest at LIBOR (0.86% at June 30, 2021) plus 1.75%; payable in quarterly installments of $1,179,800 principal with applicable interest; matures in September 2026; secured by specific assets of the Company. Loan amended April 2021, quarterly payments of $1,065,807 reduced from $1,179,800 starting June 2021. Revised maturity date July 2026	81,055	96,461

Capital expenditures borrowings, payable during draw periods in monthly interest payments at Alternate Base Rate (ABR) (4% at June 30, 2021) with draw expiring July 2026	45,084	16,174

Capital expenditures borrowing, payable during draw periods in monthly interest payments at LIBOR plus 1.75% with draw period expiring in July 2022. Capital expenditures borrowings rolled into ABR capital expenditures borrowings.	-	28,757

Note to a bank with interest fixed at 3.60%, payable in monthly installments of $60,333 principal with applicable interest; matures in April 2023	1,227	1,836

Note to a bank with interest fixed at 2.75%, payable in monthly installments of $60,825 principal with applicable interest; matures in March 2024	1,876	-

Unsecured note to a bank, under the Paycheck Protection Program offered by the Small Business Administration, with an interest rate of 1.00%; matures in April 2022.	-	6,525

Delayed Draw Term Loan ("DDTL") with interest at LIBOR plus 1.84%. Matures in July 2024. Interest only through draw period ending April 2022.	29,250	-

DDTL with ABR (4.00% at June 30, 2021). Matures in July 2024. Interest only through draw period ending May 2022. No interest payments in fiscal year 2021.	37,892	-

Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022;	2,917

Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022;	2,917

Short term unsecured promissory note; principal and interest payable upon maturity with interest at 1.06%; matures in December 31 2021;	5,834
	208,052	160,128
Less current maturities	(22,964)	(16,298)
Less unamortized deferred financing costs	(1,547)	(791)
	$183,541	$143,039

Schedule of Maturities of Long-term and Other Short-term Borrowings	Maturities of long-term and other short-term borrowings for succeeding years are as follows:

Year ending June 30,
2023	$14,909
2024	14,152
2025	64,372
2026	8,571
2027	83,285
$185,289
Maturities of long-term and other short-term borrowings for succeeding years are as follows:

(in thousands)
Year Ending June 30,
2022	$22,964
2023	12,562
2024	11,695
2025	69,007
2026	91,824
$208,052